Document And Entity Information	Mar. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2024
Entity Registrant Name	Astronova, Inc.
Entity Central Index Key	0000008146
Entity Emerging Growth Company	false
Entity File Number	0-13200
Entity Incorporation, State or Country Code	RI
Entity Tax Identification Number	05-0318215
Entity Address, Address Line One	600 East Greenwich Avenue
Entity Address, City or Town	West Warwick
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02893
City Area Code	(401)
Local Phone Number	828-4000
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.05 Par Value
Trading Symbol	ALOT
Security Exchange Name	NASDAQ